Financial assets at fair value through profit or loss - Schedule of financial assets at fair value through profit or loss (Details) - Financial assets at FVTPL - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Trade receivables	$ 11,665	$ 20,405	$ 17,538
- Unlisted securities
Disclosure of financial assets [line items]
Trade receivables	$ 11,665	$ 20,405